One Security Benefit Place Topeka, Kansas 66636 SecurityBenefit.com

November 12, 2025
VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XIV
1940 Act Registration Number: 811-10011
1933 Act Registration Numbers: 333-41180 and 333-120399
CIK: 0001116625
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e‑2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account XIV, a unit investment trust registered under the Act, mailed to its contract owners the annual or semi-annual report(s) for the underlying management investment companies listed below. This filing constitutes the filing of those reports as required by Rule 30b2‑1 under the Act.

The following annual or semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Counselor Series Trust (Invesco Counselor Series Trust)	0001112996	November 7, 2025
BNY Mellon Advantage Funds, Inc.	0000914775	October 29, 2025
Neuberger Berman Equity Funds	0000044402	October 29, 2025
Prudential Investment Portfolios 3	0001104631	October 31, 2025
Prudential Jennison Mid-Cap Growth Fund, Inc.	0001022624	October 31, 2025

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

 ALISON POLLOCK

Alison Pollock
Second Vice President, Assistant General Counsel
    and Assistant Secretary
Security Benefit Life Insurance Company